Net Loss per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Calculation of net loss and number of shares used to compute basic and diluted earnings per share

Basic net loss per share is determined by dividing net loss by the weighted average shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is determined by dividing net loss by diluted weighted average shares outstanding. Diluted weighted average shares reflects the dilutive effect, if any, of potentially dilutive common shares, such as stock options and warrants calculated using the treasury stock method. In periods with reported net operating losses, all common stock options and warrants are generally deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal. However, in certain periods in which the exercise price of the warrants was less than the last reported sales price of Delcath’s common stock on the final trading day of the period and there is a gain recorded pursuant to the change in fair value of the warrant derivative liability, the impact of gains related to the mark-to-market adjustment of the warrants outstanding at the end of the period is reversed and the treasury stock method is used to determine diluted earnings per share.

	June 30,
(in thousands, except share data)	2018	2017
Net income (loss) - basic	$527	$(13,276)
Adjustment for gain on warrant income	(619)	—

Net loss - diluted	$(92)	$(13,276)

Weighted average shares outstanding - basic	788,512	848
Weighted average shares outstanding - diluted	799,430	848

Net income (loss) per share - basic	$0.67	$(15,656)
Net income (loss) per share - diluted	$(0.12)	$(15,656)

The calculation of net loss and the number of shares used to compute basic and diluted earnings per share for the years ended December 31, 2017, 2016 and 2015 are as follows:

(in thousands, except share data)	2017	2016	2015
Net loss	$(45,117)	$(17,971)	$(14,704)
Preferred stock dividends	(527)	—	—

Net loss, adjusted	(45,644)	(17,971)	(14,704)
Net loss per share – basic and diluted	(3,250)	(1,853,500)	(2,548,000)
Weighted average shares outstanding – basic and diluted	14,039	10	6

Anti-dilutive securities excluded from the computation of earnings per share

The following potentially dilutive securities were excluded from the computation of earnings per share as of June 30, 2018 and June 30, 2017 because their effects would be anti-dilutive:

	June 30,	June 30,
	2018	2017
Stock options	—	55,846
Unvested restricted shares	—	101,294
Warrants	2,116,296	36,848
Assumed conversion of convertible notes	1,116,255	—

Total	3,232,551	193,988

Shares excluded from the computation of diluted EPS:

	2017	2016	2015
Stock options	—	—	—
Unvested restricted shares	—	—	—
Warrants	14,049	41	65

Total	14,049	41	63